Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
42.	Earnings per share

(a)	Basic and diluted earnings per share for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,414,595	4,019,254	4,642,292
Less:
Dividends to hybrid bond		(85,327)	(116,388)	(156,277)

Net profit available for common stock	~~W~~	3,329,268	3,902,866	4,486,015

Weighted average number of common shares outstanding (*1)(*2)		500,343,324	534,049,948	530,638,621
Basic and diluted earnings per share in won	~~W~~	6,654	7,308	8,454

(*1)
The number of basic ordinary shares outstanding is 508,784,869 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.

(*2)	Treasury stock has retired on June 1, 2020.

(b)	The calculation details of the weighted average number of ordinary shares for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Number of shares	Number of days
Number of common shares issued	516,599,554	188,558,837,210
Shares of convertible preferred stock	17,482,000	6,380,930,000
Shares of treasury stock	(6,352)	(11,536,338)
Average number of ordinary shares	534,075,202	194,928,230,872
Days		365 days
Weighted average number of ordinary shares		534,049,948

	2022
	Number of shares	Number of days
Number of common shares issued	508,784,869	187,476,994,819
Shares of convertible preferred stock	17,482,000	6,380,930,000
Shares of treasury stock	(6,352)	(174,828,329)
Average number of ordinary shares	526,260,517	193,683,096,490
Days		365 days
Weighted average number of ordinary shares		530,638,621